35 Financial Instruments (Details 6)	12 Months Ended
Dec. 31, 2020
Until 2020 [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Indicator	Economic - financial efficiency and quality
Criteria	2 consecutive years or at the end of the 5-year period (2020)
Penalties	Concession termination
Until 2020 [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Indicator	Quality Indicators
Criteria	2 consecutive years or 3 times in 5 years
Penalties	Limitation of dividend and interest on equity distribution
Until 2020 [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Indicator	Economic - financial efficiency
Criteria	in the base year
Penalties	Capital Increase (a) Limitation of dividend and interest on equity distribution Restrictive regime for contracts with related parties [1]
From The 6th Year Of (2021) [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Indicator	Economic and financial efficiency
Criteria	2 consecutive years
Penalties	Concession termination
From The 6th Year Of (2021) [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Indicator	Quality Indicators
Criteria	3 consecutive years
Penalties	Concession termination

[1]	Within 180 days from the end of each fiscal year, in the totality of the insufficiency that occurs to reach the Minimum Economic and Financial Sustainability Parameter.